UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Unconstrained Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 24.7%
Industrial - 11.3%
Basic - 1.9%
Alcoa, Inc.
5.375%, 1/15/13	U.S.$	164	$175,495
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		115	118,740
ArcelorMittal
6.125%, 6/01/18		225	239,359
Dow Chemical Co. (The)
7.60%, 5/15/14		91	105,734
8.55%, 5/15/19		69	86,130
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15		160	168,600
International Paper Co.
9.375%, 5/15/19		160	206,602
Lubrizol Corp.
8.875%, 2/01/19		155	195,116
Packaging Corp. of America
5.75%, 8/01/13		180	193,519
PPG Industries, Inc.
5.75%, 3/15/13		220	238,306
Xstrata Canada Financial Corp.
5.875%, 5/27/11	EUR	120	166,491

			1,894,092

Capital Goods - 0.6%
CRH Finance BV
7.375%, 5/28/14		120	181,599
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	200	210,940
Tyco International Finance SA
8.50%, 1/15/19		150	192,388

			584,927

Communications - Media - 1.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		225	251,695
CBS Corp.
8.20%, 5/15/14		155	181,276
Comcast Corp.
5.30%, 1/15/14		180	196,851
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14		70	75,056
News America Holdings, Inc.
9.25%, 2/01/13		225	259,905
Reed Elsevier Capital, Inc.
7.75%, 1/15/14		215	247,427
RR Donnelley & Sons Co.
4.95%, 4/01/14		175	180,148
Time Warner Cable, Inc.
7.50%, 4/01/14		150	172,974
WPP Finance UK
8.00%, 9/15/14		165	192,052

			1,757,384

Communications - Telecommunications - 2.2%
American Tower Corp.
5.05%, 9/01/20		140	138,113
Bell Canada
4.85%, 6/30/14	CAD	195	206,480
British Telecommunications PLC
8.75%, 12/07/16	GBP	100	192,991
Deutsche Telekom International Finance BV
7.125%, 9/26/12		110	190,071
Embarq Corp.
7.082%, 6/01/16	U.S.$	271	308,540
Koninklijke KPN NV
5.00%, 11/13/12	EUR	130	186,501
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	U.S.$	180	244,739
Qwest Corp.
8.875%, 3/15/12		172	185,330
United States Cellular Corp.
6.70%, 12/15/33		275	263,366
Vodafone Group PLC
1.395%, 1/13/12 (b)	EUR	150	204,599

			2,120,730

Consumer Cyclical - Automotive - 0.9%
American Honda Finance Corp.
5.125%, 10/03/12		150	214,693
Daimler Finance North America LLC
6.50%, 11/15/13	U.S.$	160	181,407
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		137	145,680
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)		146	152,641
Volvo Treasury AB
5.95%, 4/01/15 (a)		190	207,985

			902,406

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
6.25%, 4/30/16		165	187,690

Consumer Cyclical - Other - 0.4%
Carnival PLC
4.25%, 11/27/13	EUR	140	196,043
Marriott International, Inc.
Series J
5.625%, 2/15/13	U.S.$	185	198,138

			394,181

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
6.60%, 3/15/19		85	98,904
Nordstrom, Inc.
6.25%, 1/15/18		180	203,500

			302,404

Consumer Non-Cyclical - 1.0%
Altria Group, Inc.
9.25%, 8/06/19	150	192,417
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	154	158,986
Fortune Brands, Inc.
3.00%, 6/01/12	90	91,219
Kraft Foods, Inc.
6.125%, 8/23/18	210	238,390
Newell Rubbermaid, Inc.
5.50%, 4/15/13	32	34,396
Reynolds American, Inc.
7.625%, 6/01/16	173	203,294
Whirlpool Corp.
8.60%, 5/01/14	20	23,218

		941,920

Energy - 1.1%
Anadarko Petroleum Corp.
5.95%, 9/15/16	34	37,292
Hess Corp.
8.125%, 2/15/19	35	44,421
Marathon Oil Corp.
7.50%, 2/15/19	58	73,320
Nabors Industries, Inc.
9.25%, 1/15/19	160	198,058
Noble Energy, Inc.
8.25%, 3/01/19	153	194,106
Noble Holding International Ltd.
4.90%, 8/01/20	15	15,308
Valero Energy Corp.
6.875%, 4/15/12	215	229,823
Weatherford International Ltd.
5.15%, 3/15/13	225	238,367
Williams Cos., Inc. (The)
7.875%, 9/01/21	72	85,700

		1,116,395

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20	28	28,463
Motorola, Inc.
7.50%, 5/15/25	181	198,896
Xerox Corp.
8.25%, 5/15/14	165	194,919

		422,278

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	90	96,605
5.75%, 12/15/16	70	76,202

		172,807

Transportation - Railroads - 0.2%
CSX Corp.
7.375%, 2/01/19	149	179,944

Transportation - Services - 0.1%
Ryder System, Inc.
7.20%, 9/01/15		71	82,640

			11,059,798

Financial Institutions - 10.0%
Banking - 5.5%
American Express Credit Corp.
0.38%, 2/24/12 (b)		320	319,221
ANZ Capital Trust III
1.686%, 12/15/53 (b)	EUR	210	227,142
Bank of Scotland PLC
5.625%, 5/23/13		120	170,950
Barclays Bank PLC
4.75%, 3/15/20		160	143,487
BBVA Senior Finance SAU
Series G
3.625%, 5/14/12		150	204,540
Bear Stearns Cos. LLC (The)
0.482%, 11/28/11 (b)	U.S.$	195	195,281
Capital One Financial Corp.
7.375%, 5/23/14		170	195,199
Citigroup, Inc.
5.50%, 4/11/13		185	198,150
Commonwealth Bank of Australia
0.503%, 9/28/16 (b)		200	195,665
Deutsche Bank AG/London
4.875%, 5/20/13		181	193,618
Fifth Third Bank
4.75%, 2/01/15		250	261,645
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		165	177,293
Lloyds TSB Bank PLC
4.375%, 1/12/15 (a)		195	195,345
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	126,846
Merrill Lynch & Co., Inc.
0.533%, 6/05/12 (b)		320	317,328
Morgan Stanley
5.50%, 7/24/20		175	174,958
National Australia Bank Ltd.
3.75%, 3/02/15 (a)		90	93,574
National Capital Trust II
5.486%, 3/23/15 (a)		100	97,590
National City Bank/Cleveland OH
6.25%, 3/15/11		235	236,471
Royal Bank of Scotland NV
1.002%, 3/09/15 (b)		450	378,073
Santander International Debt SA
2.481%, 10/27/13 (b)	EUR	150	200,187
Societe Generale
2.50%, 1/15/14 (a)	U.S.$	180	178,656
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	143,628
Swedbank AB
0.464%, 5/18/17 (b)	U.S.$	200	190,067

UBS AG/Stamford CT
5.875%, 7/15/16		195	209,495
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		180	169,192
Wachovia Corp.
5.50%, 5/01/13		175	190,169

			5,383,770

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		70	74,460

Finance - 0.4%
General Electric Capital Corp.
4.80%, 5/01/13		225	240,215
SLM Corp.
1.30%, 11/15/11 (b)	EUR	155	204,381

			444,596

Insurance - 3.6%
Aetna, Inc.
6.75%, 12/15/37	U.S.$	257	288,638
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20		180	177,241
Allstate Corp. (The)
6.125%, 5/15/37		90	91,688
CIGNA Corp.
5.125%, 6/15/20		90	94,494
Coventry Health Care, Inc.
5.95%, 3/15/17		40	41,077
6.125%, 1/15/15		20	20,951
6.30%, 8/15/14		125	133,068
Genworth Financial, Inc.
6.515%, 5/22/18		230	234,005
Hartford Life Institutional Funding
5.375%, 1/17/12	GBP	150	243,639
Humana, Inc.
6.30%, 8/01/18	U.S.$	25	26,939
6.45%, 6/01/16		20	22,090
7.20%, 6/15/18		180	204,781
Lincoln National Corp.
8.75%, 7/01/19		47	59,006
Markel Corp.
7.125%, 9/30/19		60	67,121
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		135	143,591
MetLife, Inc.
6.40%, 12/15/36		500	471,900
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	192,844
Principal Financial Group, Inc.
7.875%, 5/15/14		115	132,459
Prudential Financial, Inc.
6.20%, 1/15/15		135	149,085
Series D
7.375%, 6/15/19		25	29,640
Swiss Re Capital I LP
6.854%, 5/25/16 (a)		105	102,714
UnitedHealth Group, Inc.

5.25%, 3/15/11	220	221,146
6.00%, 2/15/18	65	73,686
WellPoint, Inc.
5.875%, 6/15/17	20	22,373
7.00%, 2/15/19	45	53,145
XL Group PLC
5.25%, 9/15/14	186	197,122

		3,494,443

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	183	185,617

REITS – 0.2%
Health Care REIT, Inc.
4.95%, 1/15/21	180	174,760

		9,757,646

Utility - 2.6%
Electric - 1.4%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)	175	186,985
Ameren Corp.
8.875%, 5/15/14	113	129,537
Constellation Energy Group, Inc.
5.15%, 12/01/20	180	178,618
FirstEnergy Corp.
Series B
6.45%, 11/15/11	10	10,390
Nisource Finance Corp.
6.15%, 3/01/13	175	190,391
Ohio Power Co.
Series F
5.50%, 2/15/13	118	126,997
PPL Energy Supply LLC
6.50%, 5/01/18	180	199,916
Progress Energy, Inc.
7.10%, 3/01/11	210	211,059
Teco Finance, Inc.
4.00%, 3/15/16	45	46,034
5.15%, 3/15/20	55	57,105
Union Electric Co.
6.70%, 2/01/19	25	28,968

		1,366,000

Natural Gas - 1.0%
DCP Midstream LLC
9.75%, 3/15/19 (a)	155	200,244
Energy Transfer Partners LP
6.125%, 2/15/17	225	249,054
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	225	250,667
EQT Corp.
8.125%, 6/01/19	35	41,120
Spectra Energy Capital LLC
8.00%, 10/01/19	170	206,236

Williams Partners LP
3.80%, 2/15/15		48	49,716

			997,037

Other Utility - 0.2%
Veolia Environnement SA
5.25%, 6/03/13		175	188,726

			2,551,763

Non Corporate Sectors - 0.8%
Agencies - Not Government Guaranteed - 0.8%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (a)		416	436,800
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		290	299,418

			736,218

Total Corporates - Investment Grades (cost $22,723,972)			24,105,425

GOVERNMENTS - SOVEREIGN AGENCIES - 11.3%
Australia - 1.0%
Macquarie Bank Ltd.
2.60%, 1/20/12 (a)		265	270,360
Suncorp-Metway Ltd.
1.803%, 7/16/12 (a)(b)		750	764,965

			1,035,325

Denmark - 0.7%
Finance For Danish Industry
2.125%, 3/21/13	EUR	500	686,964

Netherlands - 2.6%
Fortis Bank Nederland NV
3.00%, 4/17/12		500	697,386
ING Bank NV
2.625%, 2/09/12 (a)	U.S.$	340	346,649
NIBC Bank NV
3.125%, 2/17/12	EUR	530	738,195
SNS Bank NV
2.875%, 1/30/12		535	741,893

			2,524,123

New Zealand - 0.3%
ANZ National International Ltd.
0.466%, 8/05/11 (a)(b)	U.S.$	300	300,124

South Korea - 0.8%
Export-Import BK Korea
6.60%, 11/04/13	IDR	7,720,000	812,067

United Kingdom - 3.4%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	475	773,094
Royal Bank of Scotland PLC (The)
0.986%, 5/11/12 (a)(b)	U.S.$	650	654,226

Skipton Building Society
2.00%, 4/05/12	GBP	480	774,994
West Bromwich Building Society
2.00%, 4/05/12	U.S.$	344	556,952
Yorkshire Building Society
2.00%, 3/30/12	GBP	323	520,934

			3,280,200

United States - 2.5%
General Electric Capital Corp.
4.00%, 6/15/12	EUR	192	271,178
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.50%, 12/08/11		1,535	2,139,044

			2,410,222

Total Governments - Sovereign Agencies (cost $10,938,334)			11,049,025

GOVERNMENTS - TREASURIES - 9.7%
New Zealand - 3.1%
New Zealand Government Bond
Series 1111
6.00%, 11/15/11	NZD	3,015	2,374,325
Series 521
6.00%, 5/15/21		850	680,340

			3,054,665

Poland - 0.7%
Poland Government Bond
Series 0412
4.75%, 4/25/12	PLN	2,000	698,327

South Africa - 0.3%
South Africa Government Bond
Series R206
7.50%, 1/15/14	ZAR	2,350	328,038

United States - 5.6%
U.S. Treasury Bonds
3.875%, 8/15/40	U.S.$	2,100	1,863,095
U.S. Treasury Notes
1.375%, 9/15/12		3,500	3,551,408

			5,414,503

Total Governments - Treasuries (cost $9,162,568)			9,495,533

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%
Non-Agency Fixed Rate CMBS - 5.3%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51		490	514,674
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, 6/13/50		380	405,202

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
5.815%, 12/10/49	200	216,610
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	450	491,718
Series 2006-C5, Class A3
5.311%, 12/15/39	255	266,857
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39	135	143,605
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43	325	349,913
Series 2007-C1, Class A4
5.716%, 2/15/51	325	343,639
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class A4
5.424%, 2/15/40	600	636,190
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	390	416,227
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	450	488,377
Series 2007-C31, Class A4
5.509%, 4/15/47	450	469,230
Series 2007-C32, Class A3
5.746%, 6/15/49	375	397,861

		5,140,103

Non-Agency Floating Rate CMBS - 0.3%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.731%, 10/15/21 (a)(b)	190	183,332
GS Mortgage Securities Corp.
II Series 2007-EOP, Class E
2.426%, 3/06/20 (a)(b)	105	100,979

		284,311

Total Commercial Mortgage-Backed Securities (cost $5,031,777)		5,424,414

MORTGAGE PASS-THRU’S - 3.2%
Agency Fixed Rate 30-Year - 2.5%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.50%, 12/01/33	965	1,087,766
Series 2008
6.50%, 7/01/34	647	727,679

Federal National Mortgage Association
Series 2008
6.50%, 10/01/35		524	590,324

			2,405,769

Agency ARMs - 0.7%
Federal Home Loan Mortgage Corp.
Series 2006
6.03%, 12/01/36 (b)		89	93,798
Series 2007
5.796%, 4/01/37 (b)		372	394,143
Federal National Mortgage Association
Series 2006
5.715%, 11/01/36 (b)		214	226,594

			714,535

Total Mortgage Pass-Thru’s (cost $2,882,474)			3,120,304

CORPORATES - NON-INVESTMENT GRADES - 3.1%
Industrial - 2.2%
Basic - 0.6%
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		57	56,274
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)		100	111,250
United States Steel Corp.
6.65%, 6/01/37		238	202,300
Weyerhaeuser Co.
7.375%, 3/15/32		204	206,906

			576,730

Capital Goods - 0.3%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (a)	EUR	112	148,361
Case New Holland, Inc.
7.875%, 12/01/17 (a)	U.S.$	128	142,240

			290,601

Communications - Media - 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18		24	25,260
8.125%, 4/30/20		8	8,520
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	50	72,223
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)		85	123,069

			229,072

Communications - Telecommunications - 0.5%
Cricket Communications, Inc.
7.75%, 5/15/16	U.S.$	35	36,837
Sunrise Communications International SA
7.00%, 12/31/17 (a)	EUR	100	143,761
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)	U.S.$	200	207,000

Windstream Corp.
7.875%, 11/01/17		55	58,919

			446,517

Consumer Cyclical - Other - 0.1%
Standard Pacific Corp.
10.75%, 9/15/16		35	40,950

Consumer Non-Cyclical - 0.4%
ARAMARK Corp.
3.804%, 2/01/15 (b)		200	197,500
HCA Inc.
7.58%, 9/15/25		65	60,125
Universal Health Services, Inc.
7.125%, 6/30/16		135	146,664

			404,289

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17		85	86,700

			2,074,859

Financial Institutions - 0.9%
Banking - 0.3%
National Westminster Bank PLC
3.151%, 12/31/49 (b)	EUR	200	213,587
Zions Bancorporation
6.00%, 9/15/15	U.S.$	25	25,103

			238,690

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
2.951%, 5/25/10 (b)(c)		435	103,856
3.018%, 1/12/12 (b)(c)		440	105,050

			208,906

Finance - 0.2%
International Lease Finance Corp.
0.653%, 7/13/12 (b)		230	219,516

Insurance - 0.2%
ING Capital Funding TR III
Series 9
3.903%, 3/31/11 (b)		130	123,104
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		105	105,000

			228,104

			895,216

Total Corporates - Non-Investment Grades (cost $3,651,512)			2,970,075

BANK LOANS - 2.4%
Utility - 1.4%
Electric - 1.4%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
4.81%, 5/01/14 (b)	1,000	936,670
Texas Competitive Electric Holdings
Company, LLC (TXU)
3.76%-3.80%, 10/10/14 (b)	492	405,094

		1,341,764

Industrial - 0.9%
Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.55%, 3/13/14 (b)	82	80,197

Consumer Cyclical - Other - 0.3%
Caesars Entertainment Operating
Company Inc. (fka Harrah’s Operating Company, Inc.)
3.30%, 1/28/15 (b)	317	293,658
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (b)(c)	519	1,323
7.75%, 3/31/11 (b)(c)	61	13,870

		308,851

Technology - 0.5%
First Data Corporation
3.01%, 9/24/14 (b)	466	439,789

		828,837

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
6.25%, 8/11/15 (b)	124	127,276

Total Bank Loans (cost $2,921,226)		2,297,877

CMOs - 2.2%
Agency Floating Rate - 0.9%
Freddie Mac Reference REMICs
Series R008, Class FK
0.661%, 7/15/23 (b)	330	329,893
Freddie Mac REMICs
Series 3067, Class FA
0.611%, 11/15/35 (b)	514	511,478

		841,371

Non-Agency Floating Rate - 0.7%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.323%, 12/25/35 (b)	118	80,418
Series 2007-OA3, Class M1
0.57%, 4/25/47 (b)(d)	120	254

Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.32%, 3/25/36 (b)	391	286,675
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
0.86%, 10/25/45 (b)	180	15,179
Series 2006-AR17, Class B1
0.65%, 12/25/46 (b)(d)	206	318
Series 2007-OA5, Class 1A
1.073%, 6/25/47 (b)	492	340,718

		723,562

Non-Agency Fixed Rate - 0.6%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.085%, 5/25/36	244	117,331
Series 2007-1, Class 21A1
5.312%, 1/25/47	379	230,830
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.257%, 6/25/46	349	143,183
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
2.706%, 12/25/35	54	53,046

		544,390

Total CMOs (cost $3,386,350)		2,109,323

ASSET-BACKED SECURITIES - 2.1%
Home Equity Loans - Floating Rate - 1.2%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.71%, 4/25/37 (b)(d)	175	3,533
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.541%, 1/20/36 (b)	162	129,350
Series 2007-2, Class M1
0.571%, 7/20/36 (b)	415	242,312
Master Asset Backed Securities Trust
Series 2006-NC3, Class M1
0.49%, 10/25/36 (b)(d)	168	746
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.45%, 6/25/37 (b)	430	253,359
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.39%, 4/25/37 (b)	190	165,088
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.62%, 3/25/37 (b)(d)	135	1,399

Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.56%, 4/25/34 (b)	369	314,370

		1,110,157

Credit Cards - Floating Rate - 0.7%
BA Credit Card Trust
Series 2007-A9, Class A9
0.301%, 11/17/14 (b)	200	199,366
Discover Card Master Trust
Series 2009-A1, Class A1
1.561%, 12/15/14 (b)	185	187,497
Series 2009-A2, Class A
1.561%, 2/17/15 (b)	105	106,460
Series 2010-A1, Class A1
0.911%, 9/15/15 (b)	195	196,224

		689,547

Autos - Floating Rate - 0.2%
Wheels SPV LLC
Series 2009-1, Class A
1.811%, 3/15/18 (a)(b)	189	189,909

Home Equity Loans - Fixed Rate - 0.0%
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	198	31,899
Nationstar NIM Trust Series 2007-A, Class A 9.79%, 3/25/37 (e)(f)	3	0

		31,899

Other ABS - Floating Rate - 0.0%
Topanga CDO Ltd.
Series 2006-2A, Class A1
0.714%, 12/10/46 (b)(c)(e)(f)	350	0

Total Asset-Backed Securities (cost $3,481,553)		2,021,512

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV
9.125%, 7/02/18 (a)	200	239,000

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	190	202,348

Russia - 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	410	451,000

Total Quasi-Sovereigns (cost $801,733)		892,348

INFLATION-LINKED SECURITIES - 0.6%
United States - 0.6%
U.S. Treasury Inflation Index 3.00%, 7/15/12 (TIPS) (cost $600,777)		584	622,272

EMERGING MARKETS - SOVEREIGNS - 0.4%
Argentina - 0.4%
Republic of Argentina 7.00%, 10/03/15 (cost $373,087)		400	365,467

SUPRANATIONALS - 0.4%
European Bank for Reconstruction & Development Series G 9.25%, 9/10/12 (cost $340,145)	BRL	595	355,476

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Poland - 0.1%
Poland Government International Bond
3.875%, 7/16/15	U.S.$	82	82,410
6.375%, 7/15/19		50	55,719

Total Governments - Sovereign Bonds (cost $131,691)			138,129

		Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
Zions Bancorporation 9.50% (cost $88,514)		5,200	134,940

		Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Trnsp Auth CA NPFGC 6.60%, 10/01/29 (cost $115,125)	U.S.$	100	90,141

		Contracts (g)
OPTIONS PURCHASED - CALLS - 0.1%
Swaptions - 0.1%
IRS USD RTR
Expiration: Apr 2011 Exercise Price: $3.0 (h)		12,000	19,261
IRS USD RTR
Expiration: Apr 2011 Exercise Price: $3.1 (h)		36,500	58,579

Total Options Purchased - Calls (cost $211,256)			77,840

		Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA 7.625%, 7/23/19 (cost $57,825)	U.S.$	58	67,135

		Shares
COMMON STOCKS - 0.0%
Abitibibowater Inc/New (h) (cost $0)		275,000	0

SHORT-TERM INVESTMENTS - 34.0%
Investment Companies - 34.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (i) (cost $33,182,118)		33,182,118	33,182,118

Total Investments - 101.1% (cost $100,082,037) (j)			98,519,354
Other assets less liabilities - (1.1)%			(1,041,274)

Net Assets - 100.0%			$97,478,080

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-schatz	10	March 2011	$1,492,579	$1,479,709	$(12,870)
Sold Contracts
US 5 Yr Treasury Note	42	March 2011	5,013,750	4,973,391	40,359
US 10 Yr Bond	7	March 2011	713,637	722,512	(8,875)
US Long Bond	10	March 2011	1,257,188	1,206,250	50,938

					$69,552

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
BNP Paribas SA:
Australian Dollar settling 2/17/11	778	$766,807	$773,660	$6,853
Brown Brothers Harriman & Co.:
Australian Dollar settling 3/24/11	208	205,085	206,110	1,025
New Zealand Dollar settling 3/24/11	1,105	840,497	849,332	8,835
Citibank:

Norwegian Krone settling 3/30/11	11,505	1,959,317	1,986,348	27,031
Swedish Krona settling 2/15/11	7,595	1,107,790	1,177,006	69,216
Credit Suisse First Boston:
Chinese Yuan Renminbi settling 1/13/12	6,430	991,943	993,690	1,747
South Korean Won settling 2/25/11	1,662,831	1,488,258	1,480,823	(7,435)
Deutsche Bank:
Norwegian Krone settling 3/24/11	5,858	1,011,908	1,011,802	(106)
Goldman Sachs:
Brazilian Real settling 3/02/11	1,007	597,819	600,090	2,271
Goldman Sachs:
Brazilian Real settling 2/02/11	1,007	601,570	603,898	2,328
HSBC Securities Inc.:
Brazilian Real settling 2/02/11	365	215,758	219,194	3,436
Norwegian Krone settling 3/30/11	5,860	978,390	1,011,721	33,331
Standard Chartered Bank:
Canadian Dollar settling 3/24/11	1,685	1,684,833	1,681,115	(3,718)
Indonesian Rupiah settling 3/25/11	8,851,930	963,738	967,768	4,030
UBS Securities LLC:
Brazilian Real settling 2/02/11	641	377,746	384,703	6,957
Sale Contracts:
Barclays Capital Inc.:
Canadian Dollar settling 3/25/11	906	910,569	904,152	6,417
Japanese Yen settling 3/24/11	92,590	1,112,642	1,128,449	(15,807)
Barclays Capital Inc.:
Polish Zloty settling 3/17/11	2,056	678,914	713,549	(34,635)
BNP Paribas SA:
Euro settling 3/07/11	6,881	9,147,819	9,416,835	(269,016)
Brown Brothers Harriman & Co.:
Japanese Yen settling 3/24/11	108,296	1,311,593	1,319,868	(8,275)
South African Rand settling 2/10/11	2,461	354,579	341,826	12,753
Citibank:
Swedish Krona settling 3/30/11	13,268	1,980,447	2,052,400	(71,953)
Deutsche Bank:
Great British Pound settling 2/02/11	121	191,670	193,365	(1,695)
New Zealand Dollar settling 2/09/11	3,883	2,876,891	2,994,631	(117,740)
Deutsche Bank:
Euro settling 3/24/11	165	225,050	226,044	(994)
Swedish Krona settling 3/24/11	862	131,302	133,352	(2,050)
Swiss Franc settling 3/24/11	937	992,451	993,356	(905)
Goldman Sachs:
Brazilian Real settling 2/02/11	1,007	601,354	603,897	(2,543)
HSBC Securities Inc.:
Brazilian Real settling 2/02/11	365	218,349	219,194	(845)
Swedish Krona settling 3/30/11	6,760	979,093	1,045,717	(66,624)
Standard Chartered Bank:
Indonesian Rupiah settling 3/25/11	7,400,000	812,740	809,030	3,710
UBS Securities LLC:
Great British Pound settling 2/02/11	2,644	4,110,759	4,234,843	(124,084)
Great British Pound settling 4/04/11	2,704	4,332,607	4,328,743	3,864
UBS Securities LLC:
Brazilian Real settling 2/02/11	641	383,220	384,703	(1,483)

CALL OPTIONS WRITTEN

CREDIT DEFAULT SWAPTION WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Price	Expiration Date	Notional Amount	Premiums	Market Value
Call - CDX-NAHY/15	Morgan Stanley	Sell	105.00%	3/16/2011	$3,600	$15,480	$(10,087)

CURRENCY OPTIONS WRITTEN

Description		Exercise Price	Expiration Date	Notional Amount	Premiums	Market Value
Call - NZD vs. EUR	NZD	1.6025	1/09/12	$1,250	$19,996	$(12,247)
Call - CAD vs. CHF	CAD	1.055	1/09/12	950	17,838	(12,461)
Call - SEK v. USD	SEK	6.34	1/09/12	6,500	20,532	(39,339)
Call - NOK vs. GBP	NOK	8.6705	1/09/12	5,700	17,090	(19,888)
Call - AUD vs. JPY	JPY	85.75	1/10/12	950	22,220	(16,930)
Call - BRL vs. USD	BRL	1.6675	1/10/12	1,600	17,464	(15,472)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter-Party	Exercise Rate	Expiration Date	Notional Amount	Premiums	Market Value
IRS USD RTR	3 -Month USD- LIBOR	JPMorgan Chase Bank, N.A.	3.25%	4/04/11	$18,250	$178,850	$(98,832)
IRS USD RTR	3 -Month USD- LIBOR	JPMorgan Chase Bank, N.A.	3.25	4/04/11	6,000	56,400	(32,482)
IRS USD RTR	3 -Month USD- LIBOR	JPMorgan Chase Bank, N.A.	3.81	1/03/12	1,900	47,690	(37,900)

CREDIT DEFAULT SWAP CONTRACTS ON SOVEREIGN AND INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
HSBC Bank USA: France Government Bond
4.25% 4/25/19*	(0.25)%	0.95%	$750	$24,014	$(30,884)	$(6,870)

HSBC Bank USA: Republic of Italy
6.875% 9/27/23*	(1.00)	1.72	750	23,113	(59,666)	(36,553)
HSBC Bank USA: Spain Government Bond
5.5% 7/30/17	(1.00)%	2.48	750	47,162	(90,588)	(43,426)
Sale Contracts
Morgan Stanley: CDX NAHY-15 5 Year Index
5.00%, 12/20/2015*	5.00	4.11	3,600	152,000	(45,000)	107,000

*	Termination date

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$1,340	11/10/12	6 Month LIBOR	1.41%	$(8,697)
Morgan Stanley	2,100	11/12/12	3 Month LIBOR	0.66%	(4)
Deutsche Bank	9,750	1/27/14	1.27%	3 Month LIBOR	(265)
JPMorgan Chase Bank, N.A.	2,280	11/10/15	2.26%	6 Month LIBOR	92,338
Morgan Stanley	3,660	11/12/15	1.55%	3 Month LIBOR	83,416
JP Morgan Chase Bank, N.A.	7,200	12/17/15	2.24%	3 Month LIBOR	(50,479)
Deutsche Bank	5,760	1/27/16	3 Month LIBOR	2.17%	(1,706)
Deutsche Bank	17,300	1/31/16	2.23%	3 Month LIBOR	(41,997)
Morgan Stanley	5,250	12/17/17	3 Month LIBOR	2.93%	49,728
Deutsche Bank	12,940	1/31/18	3 Month LIBOR	2.92%	44,378
JP Morgan Chase Bank, N.A.	650	4/20/20	3.74%	3 Month LIBOR	(27,558)
JP Morgan Chase Bank, N.A.	950	4/26/20	3.77%	3 Month LIBOR	(42,255)
JPMorgan Chase Bank, N.A.	940	11/10/20	6 Month LIBOR	3.28%	(58,707)
JPMorgan Chase Bank, N.A.	1,560	11/12/20	3 Month LIBOR	2.83%	(72,611)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate market value of these securities amounted to $7,694,488 or 7.9% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2011.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of January 31, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$3,301	$0	0.00%
Topanga CDO Ltd. Series 2006-2A, Class A1
0.714%, 12/10/46	11/27/06	350,000	0	0.00%

(f)	Fair valued.
(g)	One contract relates to 100 shares.
(h)	Non-income producing security.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,166,471 and gross unrealized depreciation of investments was $(4,729,154), resulting in net unrealized depreciation of $(1,562,683).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CDO	-	Collateralized Debt Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Portfolio Summary

January 31, 2011 (unaudited)

COUNTRY BREAKDOWN *

42.6%	United States
5.5%	United Kingdom
3.4%	New Zealand
3.4%	Netherlands
1.8%	Australia
1.0%	Russia
0.8%	Poland
0.8%	South Korea
0.7%	Denmark
0.6%	Germany
0.6%	Japan
0.5%	Switzerland
4.6%	Other
33.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of January 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Argentina, Brazil, Canada, Colombia, Czech Republic, France, Ireland, Italy, Kazakhstan, Luxembourg, Malaysia, South Africa, Spain, Supranational and Sweden.

AllianceBernstein Unconstrained Bond Fund

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1		Level 2	Level 3		Total
Corporates - Investment Grades	$	– 0 –	$24,105,425	$	– 0 –	$24,105,425
Governments - Sovereign Agencies		– 0 –	11,049,025		– 0 –	11,049,025
Governments - Treasuries		– 0 –	9,495,533		– 0 –	9,495,533
Commercial Mortgage-Backed Securities		– 0 –	3,186,176		2,238,238	5,424,414
Mortgage Pass-Thru’s		– 0 –	3,120,304		– 0 –	3,120,304
Corporates - Non-Investment Grades		– 0 –	2,970,075		– 0 –	2,970,075
Bank Loans		– 0 –	– 0 –		2,297,877	2,297,877
CMOs		– 0 –	2,056,276		53,047	2,109,323
Asset-Backed Securities		– 0 –	2,021,512		– 0 –	2,021,512
Quasi-Sovereigns		– 0 –	892,348		– 0 –	892,348
Inflation-Linked Securities		– 0 –	622,272		– 0 –	622,272
Emerging Markets - Sovereigns		– 0 –	365,467		– 0 –	365,467
Supranationals		– 0 –	355,476		– 0 –	355,476
Governments - Sovereign Bonds		– 0 –	138,129		– 0 –	138,129
Preferred Stocks		134,940	– 0 –		– 0 –	134,940
Local Governments - Municipal Bonds		– 0 –	90,141		– 0 –	90,141
Emerging Markets - Corporate Bonds		– 0 –	67,135		– 0 –	67,135
Options Purchased-Call		– 0 –	77,840		– 0 –	77,840
Short-Term Investments		33,182,118	– 0 –		– 0 –	33,182,118

Total Investments in Securities		33,317,058	60,613,134		4,589,162	98,519,354
Other Financial Instruments*:

Assets
Futures Contracts		91,297	– 0 –		– 0 –	91,297
Forward Currency Exchange Contracts		– 0 –	193,804		– 0 –	193,804
Written Swaptions-Credit Default		– 0 –	5,393		– 0 –	5,393
Written Options-Currency		– 0 –	20,408		– 0 –	20,408
Written Swaptions-Interest Rate		– 0 –	113,726		– 0 –	113,726
Credit Default Swaps		– 0 –	107,000		– 0 –	107,000
Interest Rate Swaps		– 0 –	269,860		– 0 –	269,860

Liabilities
Futures Contracts		(21,745)	– 0 –		– 0 –	(21,745)
Forward Currency Exchange Contracts		– 0 –	(729,908)		– 0 –	(729,908)
Written Options-Currency		– 0 –	(21,605)		– 0 –	(21,605)
Credit Default Swaps		– 0 –	(86,849)		– 0 –	(86,849)
Interest Rate Swaps		– 0 –	(304,279)		– 0 –	(304,279)

Total		$33,386,610	$60,180,684		$4,589,162	$98,156,456

*	Other financial instruments are derivative instruments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage-Backed Securities		Corporates - Non Investment Grades		Bank Loans	CMOs
Balance as of 10/31/10		$2,209,971		$143,703	$2,215,140	$1,224,207
Accrued discounts/ (premiums)		303		(189)	7,263	(151)
Realized gain (loss)		– 0 –		(1)	356	(104)
Change in unrealized appreciation/ depreciation		27,964		1,302	80,966	176,248
Net purchases (sales)		– 0 –		(1,054)	(5,848)	(132,247)
Transfers into Level 3		– 0 –		– 0 –	– 0 –	– 0 –
Transfers out of Level 3		– 0 –		(143,761)	– 0 –	(1,214,906)

Balance as of 1/31/11		$2,238,238	$	– 0 –	$2,297,877	$53,047

Net change in unrealized appreciation/depreciation from investments held as of 1/31/11		$27,964	$	– 0 –	$80,966	$966

	Asset-Backed Securities		Total
Balance as of 10/31/10		$1,214,000		$7,007,021
Accrued discounts/ (premiums)		(160)		7,066
Realized gain (loss)		(142,789)		(142,538)
Change in unrealized appreciation/ depreciation		244,633		531,113
Net purchases (sales)		(173,628)		(312,777)
Transfers into Level 3		– 0 –		– 0 –
Transfers out of Level 3		$(1,142,056)		$(2,500,723)

Balance as of 1/31/11	$	– 0 –		$4,589,162

Net change in unrealized appreciation/depreciation from investments held as of 1/31/11	$	– 0 –		$109,896

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2011